Intangible assets - Summary of CGU's (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
CGU1 Financial Services
Disclosure of information for cash-generating units [line items]
Goodwill	R$ 444,140
Intangible assets with indefinite useful life	14,497
CGU 5 - Financial Assets Register [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	0
Intangible assets with indefinite useful life	0
CGU 2 - Technology Enterprises [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	5,157,083
Intangible assets with indefinite useful life	214,219
CGU 4 - Pinpag
Disclosure of information for cash-generating units [line items]
Goodwill	44,535
Intangible assets with indefinite useful life	3,057
CGU 5 - Cappta
Disclosure of information for cash-generating units [line items]
Goodwill	0
Intangible assets with indefinite useful life	R$ 0